Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(20)	Income Taxes

The Company files federal income tax returns in the United States and in the states of Virginia, Maryland, and North Carolina. With few exceptions, the Company is no longer subject to United States federal and state income tax examinations by tax authorities for years prior to 2009. The current and deferred components of income tax expense (in thousands) for the years ended December 31, 2012, 2011, and 2010 were as follows.

	2012	2011	2010
Current	$(2,182)	$2,153	$(2,179)
Deferred	(9,737)	(37,787)	(71,185)
Deferred tax asset valuation allowance	9,737	37,787	71,185

Income tax expense (benefit)	$(2,182)	$2,153	$(2,179)

The provisions for income taxes for the years ended December 31, 2012, 2011, and 2010 differ from the amount computed by applying the statutory federal income tax rate to income before taxes due (in thousands) to the following.

	2012	2011	2010
Federal income tax benefit, at statutory rate	$(9,546)	$(33,761)	$(74,387)
Change resulting from:
State income tax, net of federal benefit	(529)	(1,859)	(2,459)
Valuation allowance of deferred tax assets	9,737	37,787	71,185
Dividends and tax-exempt interest	10	—	(22)
Officers’ life insurance	(299)	(432)	(428)
Benefit from NOL carryback	(2,182)	—	—
Other	627	418	3,932

Income tax expense (benefit)	$(2,182)	$2,153	$(2,179)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities (in thousands) as of December 31, 2012 and 2011 were as follows.

	2012	2011
Deferred tax assets:
Allowance for loan losses	$99,589	$140,303
Federal net operating loss carryforward	55,615	8,964
State net operating loss carryforward	3,265	552
AMT carryforward	502	502
Impairment of securities and other assets	16,021	14,890
Nonaccrual loan interest	13,309	14,362
Accrued expenses	806	827
Nonqualified deferred compensation	1,040	1,086

Total deferred tax assets before valuation allowance	190,147	181,486
Valuation allowance	(173,038)	(163,639)

Total deferred tax assets	17,109	17,847

Deferred tax liabilities:
Prepaid expenses	708	836
Deferred loan costs	880	548
Fair value adjustment to net assets acquired in business combinations	10,535	11,386
Unrealized gain on securities available for sale	2,526	2,348
Depreciation	2,388	2,653
Other	72	76

Total deferred tax liabilities	17,109	17,847

Net deferred tax asset	$—	$—

At December 31, 2012, the Company had net operating loss carryforwards of $168.3 million, which are available to offset future federal and state taxable income, if any, through 2029. In addition, the Company has alternative minimum tax (“AMT”) credit carryforwards of approximately $502 thousand, which are available to reduce federal regular income taxes, if any, over an indefinite period.

In addition to a net operating loss and AMT carryforwards, our net deferred tax asset consisted primarily of two asset components offset by one liability component: (1) At December 31, 2012, the timing difference related to the allowance for loan losses was $269.6 million, resulting in a deferred tax asset of approximately $99.6 million. (2) Interest income related to non-performing loans (referred to as “lost interest”) is recognized as taxable income for tax purposes, but is not recorded as income for book purposes. Lost interest was approximately $36.0 million at December 31, 2012, resulting in a deferred tax asset of approximately $13.3 million. (3) The aggregate deferred tax effect of all purchase accounting entries related to the acquisitions of GFH and Shore Financial Corporation resulted in a net deferred tax liability of approximately $10.5 million at December 31, 2012.

A valuation allowance related to all components of net deferred tax assets was established in 2009 and adjusted, as necessary, in 2010, 2011, and 2012. The valuation allowance was established based upon a determination that it was not more likely than not the deferred tax assets would be fully realized primarily as a result of the significant operating losses experienced by the Company during year end 2009 and thereafter.

The Company had a $2.2 million income tax benefit in 2012. The benefit relates to the carryback of the net operating loss related to the 2006 through 2008 tax years, and refunds were approved and issued by the Internal Revenue Service.

The Company recognizes interest and penalties related to unrecognized tax benefits as part of the tax provision. The Company recognized minimal amounts in penalties and fees for the years ended December 31, 2012, 2011, and 2010. The Company has no uncertain tax positions at December 31, 2012.